Details of Significant Accounts - Revenue, schedule of alternative disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
AR/AI cloud solutions and Subscription	$ 44,755	$ 36,915	$ 29,470
Licensing	7,546	8,432	8,857
Advertisement	1,162	1,819	2,398
Others (Note)	42	134	35
Revenue from contracts with customers	$ 53,505	$ 47,300	$ 40,760